Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income taxes
Effective statutory tax rate		31.00%	31.00%	33.00%
Changes in deferred tax valuation allowances		(22.80%)	(10.80%)	36.10%
Additional taxable revenues		0.10%	0.10%	0.30%
Non-deductible expenses		1.90%	2.90%	7.80%
Non-taxable revenue		(3.60%)	(2.60%)	(7.20%)
Dividends from foreign subsidiaries		0.00%	0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		0.00%	0.00%	0.10%
Different tax rate applicable to income (loss) of foreign subsidiaries		0.80%	0.30%	1.10%
Effect of changes in foreign tax laws		23.50%
Effect of changes in domestic tax laws			1.00%	(0.90%)
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	[1]	1.70%	1.70%	(54.80%)
Other		(0.90%)	1.30%	(1.80%)
Effective tax rate		31.70%	24.90%	13.70%

[1]	The tax benefit recognized on the devaluation of investment in subsidiaries and affiliates during the year ended March 31, 2016 of approximately \90 billion (which impacts Nomura's effective statutory tax rate by 54.8%) arises from the recognition of deferred tax assets from the decision of Nomura management to liquidate certain wholly-owned subsidiaries within Nomura during the year. Total valuation allowances of \24 billion have been recognized against these deferred tax assets, the impact of which are reported in changes in deferred tax valuation allowances for the same period.